Financial investments	6 Months Ended
Jun. 30, 2021
Financial Instruments [Abstract]
Financial investments

9	Financial investments

Carrying amounts of financial investments
	30 Jun	31 Dec
	2021	2020
	$m	$m
Financial investments measured at fair value through other comprehensive income	350,002	402,054
– treasury and other eligible bills	101,297	118,163
– debt securities	246,728	281,467
– equity securities	1,895	2,337
– other instruments	82	87
Debt instruments measured at amortised cost	84,574	88,639
– treasury and other eligible bills	8,085	11,757
– debt securities	76,489	76,882
At the end of the period	434,576	490,693